Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial assets
Financial assets

($ millions)	2022	2021
Long-term financial investments measured at FVOCI	88	46
Long-term financial investments measured at FVPL	20	6
Long-term receivables from customers	119	110
Non-current minimum lease payments from finance lease agreements	38	35
Long-term loans, advances and security deposits	22	20
Total financial assets	287	217
The below table provides detail related to financial instruments as of December 31, 2022 and December 31, 2021.

($ millions)	Note	2022	2021
Cash and cash equivalents
Cash in current accounts		281	246
Cash held in time deposits and money market funds		699	1,329
Total cash and cash equivalents		980	1,575
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	88	46
Total financial assets - measured at FVOCI		88	46
Financial assets - measured at amortized costs(1)
Trade receivables	13	1,673	1,496
Income tax receivables		13	9
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	303	309
Long-term receivables from customers	11	119	110
Non-current minimum lease payments from finance lease agreements	11	38	35
Long-term loans, advances and security deposits	11	22	20
Total financial assets - measured at amortized costs		2,168	1,979
Financial assets - measured at fair value through profit and loss ("FVPL")
Equity securities of public companies	14	—	3
Deferred compensation assets	11	139	155
Derivative financial instruments	14	8	3
Long-term financial investments	11	20	6
Total financial assets - measured at FVPL		167	167
Total financial assets		3,403	3,767
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	16	97	107
Lease liabilities	15	71	67
Trade payables		861	903
Total current financial liabilities - measured at amortized cost or cost		1,029	1,077
Non-current financial liabilities
Financial debts	16	4,541	3,966
Lease liabilities	15	359	339
Total non-current financial liabilities - measured at amortized cost or cost		4,900	4,305
Total financial liabilities - measured at amortized cost or cost		5,929	5,382
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	98	112
Derivative financial instruments	16	10	7
Total financial liabilities - measured at FVPL		108	119
Total financial liabilities		6,037	5,501
Net financial assets and financial liabilities		(2,634)	(1,734)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debts with a fair value of $4,145 million and carrying value of $4,541 million as of December 31, 2022. As of December 31, 2021, the Series 2026, 2029, 2030 and 2049 Notes recorded in Non-current financial debts had a fair value of $2,891 million and carrying value of $2,728 million. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of financial liabilities
The below table provides detail related to financial instruments as of December 31, 2022 and December 31, 2021.

($ millions)	Note	2022	2021
Cash and cash equivalents
Cash in current accounts		281	246
Cash held in time deposits and money market funds		699	1,329
Total cash and cash equivalents		980	1,575
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	88	46
Total financial assets - measured at FVOCI		88	46
Financial assets - measured at amortized costs(1)
Trade receivables	13	1,673	1,496
Income tax receivables		13	9
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	303	309
Long-term receivables from customers	11	119	110
Non-current minimum lease payments from finance lease agreements	11	38	35
Long-term loans, advances and security deposits	11	22	20
Total financial assets - measured at amortized costs		2,168	1,979
Financial assets - measured at fair value through profit and loss ("FVPL")
Equity securities of public companies	14	—	3
Deferred compensation assets	11	139	155
Derivative financial instruments	14	8	3
Long-term financial investments	11	20	6
Total financial assets - measured at FVPL		167	167
Total financial assets		3,403	3,767
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	16	97	107
Lease liabilities	15	71	67
Trade payables		861	903
Total current financial liabilities - measured at amortized cost or cost		1,029	1,077
Non-current financial liabilities
Financial debts	16	4,541	3,966
Lease liabilities	15	359	339
Total non-current financial liabilities - measured at amortized cost or cost		4,900	4,305
Total financial liabilities - measured at amortized cost or cost		5,929	5,382
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	98	112
Derivative financial instruments	16	10	7
Total financial liabilities - measured at FVPL		108	119
Total financial liabilities		6,037	5,501
Net financial assets and financial liabilities		(2,634)	(1,734)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debts with a fair value of $4,145 million and carrying value of $4,541 million as of December 31, 2022. As of December 31, 2021, the Series 2026, 2029, 2030 and 2049 Notes recorded in Non-current financial debts had a fair value of $2,891 million and carrying value of $2,728 million. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of fair value measurement of assets
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2022 and December 31, 2021.

	December 31, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	88	—	88
Long-term financial investments measured at FVPL	—	—	20	—	20
Long-term receivables from customers	—	—	—	119	119
Deferred compensation assets(1)	139	—	—	—	139
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	139	—	108	179	426
Current financial assets
Money market funds	229	—	—	—	229
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	25	25
VAT receivables(2)	—	—	—	99	99
Other receivables, security deposits and current assets(2)	—	—	—	77	77
Derivative financial instruments(2)	—	8	—	—	8
Current financial assets	229	8	—	303	540
Financial assets at fair value and amortized cost or cost	368	8	108	482	966
Financial liabilities
Contingent consideration liabilities	—	—	(98)	—	(98)
Non-current financial debt	—	—	—	(4,541)	(4,541)
Current financial debt	—	—	—	(97)	(97)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(98)	(4,638)	(4,746)

(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	46	—	46
Long-term financial investments measured at FVPL	—	—	6	—	6
Long-term receivables from customers	—	—	—	110	110
Deferred compensation assets(1)	155	—	—	—	155
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, advances and security deposits	—	—	—	20	20
Non-current financial assets	155	—	52	165	372
Current financial assets
Money market funds	624	—	—	—	624
Equity securities of public companies(2)	3	—	—	—	3
Current portion of long-term receivables from customers(2)	—	—	—	97	97
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	28	28
VAT receivables(2)	—	—	—	105	105
Other receivables, security deposits and current assets(2)	—	—	—	79	79
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	627	3	—	309	939
Financial assets at fair value and amortized cost or cost	782	3	52	474	1,311
Financial liabilities
Contingent consideration liabilities	—	—	(112)	—	(112)
Non-current financial debt	—	—	—	(3,966)	(3,966)
Current financial debt	—	—	—	(107)	(107)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(112)	(4,073)	(4,192)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2022	2021	2022	2021
Balance as of January 1	46	28	6	24
Additions	45	18	—	—
(Loss) recognized in Consolidated Statement of Comprehensive Income/(Loss)	(2)	—	—	—
Unrealized gain/(loss) in Consolidated Income Statement	—	—	14	(3)
Amortization	—	—	—	(12)
Settlement	(1)	—	—	(3)
Balance as of December 31	88	46	20	6

Disclosure of fair value measurement of liabilities
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2022 and December 31, 2021.

	December 31, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	88	—	88
Long-term financial investments measured at FVPL	—	—	20	—	20
Long-term receivables from customers	—	—	—	119	119
Deferred compensation assets(1)	139	—	—	—	139
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	139	—	108	179	426
Current financial assets
Money market funds	229	—	—	—	229
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	25	25
VAT receivables(2)	—	—	—	99	99
Other receivables, security deposits and current assets(2)	—	—	—	77	77
Derivative financial instruments(2)	—	8	—	—	8
Current financial assets	229	8	—	303	540
Financial assets at fair value and amortized cost or cost	368	8	108	482	966
Financial liabilities
Contingent consideration liabilities	—	—	(98)	—	(98)
Non-current financial debt	—	—	—	(4,541)	(4,541)
Current financial debt	—	—	—	(97)	(97)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(98)	(4,638)	(4,746)

(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	46	—	46
Long-term financial investments measured at FVPL	—	—	6	—	6
Long-term receivables from customers	—	—	—	110	110
Deferred compensation assets(1)	155	—	—	—	155
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, advances and security deposits	—	—	—	20	20
Non-current financial assets	155	—	52	165	372
Current financial assets
Money market funds	624	—	—	—	624
Equity securities of public companies(2)	3	—	—	—	3
Current portion of long-term receivables from customers(2)	—	—	—	97	97
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	28	28
VAT receivables(2)	—	—	—	105	105
Other receivables, security deposits and current assets(2)	—	—	—	79	79
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	627	3	—	309	939
Financial assets at fair value and amortized cost or cost	782	3	52	474	1,311
Financial liabilities
Contingent consideration liabilities	—	—	(112)	—	(112)
Non-current financial debt	—	—	—	(3,966)	(3,966)
Current financial debt	—	—	—	(107)	(107)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(112)	(4,073)	(4,192)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets

	Contingent consideration liabilities
($ millions)	2022	2021
Balance as of January 1	(112)	(157)
Accretion for passage of time	(9)	(12)
Adjustments for changes in assumptions	23	42
Payments	—	15
Balance as of December 31	(98)	(112)